Note 7 - Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	May 23, 2023	Mar. 31, 2023	Jan. 20, 2023
Long-term debt	$ 605,725
Total	605,725
Total long-term debt	604,786		$ 442,695
Less current portion	19,000		10,000
Long-term debt, less current portion	585,786		432,695
Line of Credit [Member]
Long-term debt	237,225		180,598
Total	237,225		180,598
Term Loan A-1 [Member]
Long-term debt	84,963		88,932	$ 100,000
Outstanding principal	85,000		89,000
Unamortized debt issuance costs	(37)		(68)
Total	84,963		88,932	100,000
Term Loan A-2 [Member]
Long-term debt	282,598	$ 173,500	172,949	175,000
Outstanding principal	283,500		173,500
Unamortized debt issuance costs	(902)		(551)
Total	282,598	$ 173,500	172,949	$ 175,000
Other [Member]
Long-term debt	0		216
Total	$ 0		$ 216